UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Diamond Hill Capital Management, Inc.
           -----------------------------------------------------
Address:   375 North Front Street
           Suite 300
           Columbus, OH 43215
           -----------------------------------------------------

Form 13F File Number: 028-10648
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James F. Laird
        -------------------------
Title:  Chief Financial Officer
        ------------------------
Phone:  614-225-3353
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ James F. Laird                 Columbus, OH                     02/11/04
- ----------------                 ---------------                 ---------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     NONE


                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                    0
                                         --------------
Form 13F Information Table Entry Total:            104
                                         --------------
Form 13F Information Table Value Total:  $   182,913
                                         --------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102      708    17350 SH       SOLE                    17350             17350
Agree Realty Corp              COM              008492100      567    22405 SH       SOLE                    22405             22405
Allstate Corp Com              COM              020002101     7042   151270 SH       SOLE                   151270            151270
American Capital Strategic     COM              024937104      625    22300 SH       SOLE                    22300             22300
American Elec Power Co         COM              025537101      494    15450 SH       SOLE                    15450             15450
American Greetings Corp        COM              026375105     7167   309175 SH       SOLE                   309175            309175
American Pac Corp              COM              028740108      207    26600 SH       SOLE                    26600             26600
Anadarko Pete Corp             COM              032511107      240     4100 SH       SOLE                     4100              4100
Apache Corp Com                COM              037411105     7378   169410 SH       SOLE                   169410            169410
Archer Daniels Midland Co      COM              039483102     4175   248800 SH       SOLE                   248800            248800
Bank of America Corp           COM              060505104      567     6696 SH       SOLE                     6696              6696
Belo Corp Com Ser A            COM              080555105     4071   151606 SH       SOLE                   151606            151606
Berry Pete Co Cl A             COM              085789105      318    10800 SH       SOLE                    10800             10800
Black & Decker Corp            COM              091797100     5660    91107 SH       SOLE                    91107             91107
Bowater Inc                    COM              102183100      973    23400 SH       SOLE                    23400             23400
Brinks Co                      COM              109696104     6528   190595 SH       SOLE                   190595            190595
Buckeye Technologies Inc       COM              118255108     1922   167100 SH       SOLE                   167100            167100
CPI Corp                       COM              125902106     1945   132137 SH       SOLE                   132137            132137
Capital Automotive REIT        COM              139733109      675    23025 SH       SOLE                    23025             23025
Cardinal Health Inc            COM              14149Y108     2944    42024 SH       SOLE                    42024             42024
Century Aluminum Company       COM              156431108      371    14950 SH       SOLE                    14950             14950
Cimarex Energy Co              COM              171798101     6200   205100 SH       SOLE                   205100            205100
Citigroup, Inc                 COM              172967101      856    18400 SH       SOLE                    18400             18400
Comerica Inc                   COM              200340107      977    17800 SH       SOLE                    17800             17800
Commercial Capital Bancorp     COM              20162L105      369    21264 SH       SOLE                    21264             21264
Conocophillips                 COM              20825C104     6222    81563 SH       SOLE                    81563             81563
Corus Bankshares               COM              220873103      411    10000 SH       SOLE                    10000             10000
Countrywide Financial Corp     COM              222372104      225     3199 SH       SOLE                     3199              3199
Crescent Real Estate Eq.       COM              225756105      768    47670 SH       SOLE                    47670             47670
Del Monte Foods                COM              24522P103      317    31200 SH       SOLE                    31200             31200
Devon Energy                   COM              25179M103     5957    90250 SH       SOLE                    90250             90250
Diamond Hill Investment Group  COM              25264R207       98    10373 SH       SOLE                    10373             10373
Dominion Resources             COM              25746U109      391     6200 SH       SOLE                     6200              6200
Ennis Business Forms           COM              293389102      364    18650 SH       SOLE                    18650             18650
Fifth Third Bancorp            COM              316773100      672    12500 SH       SOLE                    12500             12500
First Industrial Realty Tr     COM              32054K103     1629    44160 SH       SOLE                    44160             44160
First Merchants                COM              320817109      599    23083 SH       SOLE                    23083             23083
First Republic Bank            COM              336158100      207     4800 SH       SOLE                     4800              4800
First Source Corp              COM              336901103     1231    49536 SH       SOLE                    49536             49536
First St Finl Corp FLA         COM              33708m107        0    28003 SH       SOLE                    28003             28003
First State Bancorp            COM              336453105      250     8100 SH       SOLE                     8100              8100
Fluor Corp                     COM              343412102     5489   115150 SH       SOLE                   115150            115150
Fortune Brands                 COM              349631101     3142    41660 SH       SOLE                    41660             41660
Freddie Mac                    COM              313400301      589     9300 SH       SOLE                     9300              9300
Greater Bay Bancorp            COM              391648102      202     7000 SH       SOLE                     7000              7000
Greenbrier Cos Inc             COM              393657101     2250   118100 SH       SOLE                   118100            118100
Grief Brothers Cl B            COM              397624206      259     6100 SH       SOLE                     6100              6100
Hanmi Financial Corp           COM              410495105     1850    62713 SH       SOLE                    62713             62713
Helmerich & Payne Inc Com      COM              423452101      318    12150 SH       SOLE                    12150             12150
Heritage Prpperty Inv Trust    COM              42725M107      347    12815 SH       SOLE                    12815             12815
Hollywood Entertainment        COM              436141105      267    20000 SH       SOLE                    20000             20000
ITLA Capital Corp              COM              450565106      916    22662 SH       SOLE                    22662             22662
Johnson & Johnson              COM              478160104     2831    50835 SH       SOLE                    50835             50835
Kaydon Corp                    COM              486587108      411    13275 SH       SOLE                    13275             13275
Kimberly Clark                 COM              494368103      346     5250 SH       SOLE                     5250              5250
Lexington Corp Prop Tr SBI     COM              529043101      628    31540 SH       SOLE                    31540             31540
Lodgenet Entnment Corp         COM              540211109      478    28950 SH       SOLE                    28950             28950
Lufkin Inds Inc                COM              549764108      275     8600 SH       SOLE                     8600              8600
MAF Bancorp Inc                COM              55261R108      518    12134 SH       SOLE                    12134             12134
Manor Care Inc                 COM              564055101      688    21050 SH       SOLE                    21050             21050
Maxwell Technologies Inc       COM              577767106      521    40370 SH       SOLE                    40370             40370
Meadwestvaco Corp              COM              583334107     3599   122450 SH       SOLE                   122450            122450
Mellon Financial Corp          COM              58551A108      361    12300 SH       SOLE                    12300             12300
Merchants Bancshares           COM              588448100      309    11777 SH       SOLE                    11777             11777
Merck & Co Inc                 COM              589331107     2459    51766 SH       SOLE                    51766             51766
Merrill Lynch                  COM              590188108      507     9400 SH       SOLE                     9400              9400
Montpelier Re Holdings Ltd.    COM              G62185106      437    12500 SH       SOLE                    12500             12500
National City Corp             COM              635405103      543    15500 SH       SOLE                    15500             15500
Norfolk Southern Corp          COM              655844108     4209   158726 SH       SOLE                   158726            158726
PNC Financial Svcs Group       COM              693475105      403     7600 SH       SOLE                     7600              7600
Pacificare Health Sys Inc      COM              695112102    11913   308150 SH       SOLE                   308150            308150
Pfizer Inc                     COM              717081103      421    12289 SH       SOLE                    12289             12289
Phelps Dodge                   COM              717265102     7920   102175 SH       SOLE                   102175            102175
Procentury Corp                COM              74268T108      234    24000 SH       SOLE                    24000             24000
RAIT Investment Trust          COM              749227104      875    35515 SH       SOLE                    35515             35515
Safeco Corp                    COM              786429100      220     5000 SH       SOLE                     5000              5000
Southtrust Corp                COM              844730101      462    11900 SH       SOLE                    11900             11900
Southwestern Energy Co         COM              845467109     4784   166850 SH       SOLE                   166850            166850
Sovereign Bancorp              COM              845905108      453    20510 SH       SOLE                    20510             20510
Steiner Leisure Limited        COM              P8744Y102      246    11186 SH       SOLE                    11186             11186
Tidewater Inc Com              COM              886423102      322    10800 SH       SOLE                    10800             10800
Trinity Inds Inc               COM              896522109     7042   221525 SH       SOLE                   221525            221525
Trizetto Group Inc             COM              896882107     1259   189100 SH       SOLE                   189100            189100
US Bancorp                     COM              902973304     4556   165317 SH       SOLE                   165317            165317
United Auto Group Inc          COM              909440109      634    20700 SH       SOLE                    20700             20700
United Indust Corp             COM              910671106      304    13000 SH       SOLE                    13000             13000
Valuevision Media Inc Cl A     COM              92047K107     1556   119505 SH       SOLE                   119505            119505
Viad Corp Com                  COM              92552R406     3199   118440 SH       SOLE                   118440            118440
Washington Mutual              COM              939322103      201     5201 SH       SOLE                     5201              5201
Wells Fargo Co                 COM              949746101     4232    73948 SH       SOLE                    73948             73948
Westpac Banking ADR            COM              961214301     1136    18400 SH       SOLE                    18400             18400
Weyerhaeuser Co                COM              962166104     4644    73574 SH       SOLE                    73574             73574
Royal Bk Scotland 8% Pfd       PFD              780097861      629    25000 SH       SOLE                    25000             25000
Blackrock Pfd Opportunity Tr   COM              09249V103     1426    64370 SH       SOLE                    64370             64370
Eaton Vance Tax Adv Div Income COM              27828G107      333    18070 SH       SOLE                    18070             18070
Nuveen Quality Pfd Income Fd 2 COM              67072C105      485    34500 SH       SOLE                    34500             34500
Western Asset Claymore US Trea COM              95766Q106     1556   120453 SH       SOLE                   120453            120453
Energy Transfer Partners LP    LTD              29273R109      571    14630 SH       SOLE                    14630             14630
Inergy L P                     LTD              456615103      263    10960 SH       SOLE                    10960             10960
Kaneb Pipe Line Partners LP    LTD              484169107      861    18755 SH       SOLE                    18755             18755
Municipal Mtg & Eqty LLC       LTD              62624B101     1046    44850 SH       SOLE                    44850             44850
Pacific Energy Partners LP     LTD              69422R105      687    26385 SH       SOLE                    26385             26385
Plains All American Pipeline L LTD              726503105      584    17495 SH       SOLE                    17495             17495
Teppco Partners L P            LTD              872384102      389    10220 SH       SOLE                    10220             10220